Cover	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity File Number	001-38907
Entity Registrant Name	Sonim Technologies, Inc.
Entity Central Index Key	0001178697
Entity Tax Identification Number	94-3336783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4445 Eastgate Mall
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(650)
Local Phone Number	378-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false